Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Media & Telecommunications Fund, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2017
Supplement [Text Block]	trpmtfi_SupplementTextBlock	T. Rowe Price Media & Telecommunications Fund

Supplement to Prospectus Dated May 1, 2017

On May 1, 2018, the T. Rowe Price Media & Telecommunications Fund will change its name to the T. Rowe Price Communications & Technology Fund, which is more reflective of the fund’s portfolio and how the fund is currently managed. The investment universe available to the fund has evolved since the fund adopted its current name in 1997, and Internet-related securities now represent a much more significant portion of the fund’s holdings. The fund’s portfolio manager and overall investment program will not change.

Effective May 1, 2018, all references in the prospectus to the T. Rowe Price Media & Telecommunications Fund will be replaced by reference to the T. Rowe Price Communications & Technology Fund.

In addition, effective May 1, 2018, the first sentence under “Principal Investment Strategies” on page 2 of the prospectus is replaced with the following:

The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in securities of communications and technology companies. These companies can be involved in a variety of industries, including, but not limited to, Internet-related industries such as e-commerce and digital products and services; media, including publishing, advertising, broadcasting, and cable and satellite TV; movies and entertainment; telecommunication and wireless telecommunication services; computer hardware, software, and networking services; and components and equipment.

Effective May 1, 2018, the paragraph that begins with the heading “Industry risks” on page 3 is replaced with the following:

Industry risks A fund that focuses its investments in specific industries or sectors is more susceptible to developments affecting those industries and sectors than a more broadly diversified fund. Because the fund invests significantly in communications and technology companies, the fund may perform poorly during a downturn in those industries. Communications and technology companies can be adversely affected by, among other things, changes in government regulation; intense competition; dependency on patent protection; and rapid obsolescence of products and services due to product compatibility, technological innovations, or changing consumer preferences.

T. Rowe Price Media & Telecommunications Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trpmtfi_SupplementTextBlock	T. Rowe Price Media & Telecommunications Fund

Supplement to Prospectus Dated May 1, 2017

On May 1, 2018, the T. Rowe Price Media & Telecommunications Fund will change its name to the T. Rowe Price Communications & Technology Fund, which is more reflective of the fund’s portfolio and how the fund is currently managed. The investment universe available to the fund has evolved since the fund adopted its current name in 1997, and Internet-related securities now represent a much more significant portion of the fund’s holdings. The fund’s portfolio manager and overall investment program will not change.

Effective May 1, 2018, all references in the prospectus to the T. Rowe Price Media & Telecommunications Fund will be replaced by reference to the T. Rowe Price Communications & Technology Fund.

In addition, effective May 1, 2018, the first sentence under “Principal Investment Strategies” on page 2 of the prospectus is replaced with the following:

The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in securities of communications and technology companies. These companies can be involved in a variety of industries, including, but not limited to, Internet-related industries such as e-commerce and digital products and services; media, including publishing, advertising, broadcasting, and cable and satellite TV; movies and entertainment; telecommunication and wireless telecommunication services; computer hardware, software, and networking services; and components and equipment.

Effective May 1, 2018, the paragraph that begins with the heading “Industry risks” on page 3 is replaced with the following:

Industry risks A fund that focuses its investments in specific industries or sectors is more susceptible to developments affecting those industries and sectors than a more broadly diversified fund. Because the fund invests significantly in communications and technology companies, the fund may perform poorly during a downturn in those industries. Communications and technology companies can be adversely affected by, among other things, changes in government regulation; intense competition; dependency on patent protection; and rapid obsolescence of products and services due to product compatibility, technological innovations, or changing consumer preferences.